INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2022	Highland Small-Cap Equity Fund

Shares		Value ($)
Common Stocks — 50.8%
COMMUNICATION SERVICES — 0.4%
3,227	Sinclair Broadcast Group, Inc., Class A	65,831

CONSUMER DISCRETIONARY — 2.6%
4,204	Genesco, Inc.(a)	209,822
1,325	LKQ Corp.(b)	65,044
1,388	Oxford Industries, Inc.(b)	123,171

		398,037

ENERGY — 1.0%
4,599	SM Energy Co.(b)	157,240

FINANCIALS — 11.9%
2,450,000	Alpha Services and Holdings ADR(a)	541,450
2,125,000	Eurobank Ergasias Services and Holdings ADR(a)	881,769
273	First Citizens BancShares, Inc., Class A(b)	178,482
5,866	KKR & Co., Inc., Class A(b)	271,537

		1,873,238

HEALTHCARE — 6.5%
9,898	Aerie Pharmaceuticals, Inc.(a)(c)	74,235
7,817	Amicus Therapeutics, Inc.(a)(b)	83,955
127	Charles River Laboratories International, Inc.(a)(b)	27,174
37,000	Coherus Biosciences, Inc.(a)(c)	267,880
7,399	Collegium Pharmaceutical, Inc.(a)	131,110
23,381	Heron Therapeutics, Inc.(a)(b)	65,233
99	ICON PLC ADR(a)(b)	21,453
133	Molina Healthcare, Inc.(a)(b)	37,188
1,135	NuVasive, Inc.(a)	55,797
631	Pacira BioSciences, Inc.(a)(c)	36,787
64,770	Paratek Pharmaceuticals, Inc.(a)	125,006
3,814	Pediatrix Medical Group, Inc.(a)	80,132

		1,005,950

INDUSTRIALS — 1.9%
13,773	Luxfer Holdings PLC ADR(b)	208,248
947	Science Applications International Corp.(b)	88,166

		296,414

INFORMATION TECHNOLOGY — 3.9%
5,550	Alteryx, Inc., Class A(a)(b)	268,731
3,370	Avaya Holdings Corp.(a)	7,549
4,944	Ebix, Inc.	83,553
1,470	SS&C Technologies Holdings, Inc.	85,363
274	Teledyne Technologies, Inc.(a)(b)	102,780
1,619	Teradata Corp.(a)(b)	59,919

		607,895

MATERIALS — 9.8%
12,072	Loma Negra Cia Industrial Argentina ADR	61,325
250,000	MPM Holdings, Inc.(a)(d)	1,250,000
694	Quaker Chemical Corp.	103,767
1,527	Sensient Technologies Corp.(b)	123,015

		1,538,107

Shares		Value ($)
Common Stocks (continued)
REAL ESTATE — 11.8%
28,317	NexPoint Residential Trust, Inc., REIT(b)(e)	1,770,096
10,266	Spirit MTA, REIT(f)(g)	6,641
1,678	Spirit Realty Capital, Inc., REIT	63,395

		1,840,132

UTILITIES — 1.0%
50,783	Central Puerto ADR(a)	155,904

	Total Common Stocks (Cost $8,866,463)	7,938,748

Registered Investment Companies — 14.8%
37,597	Highland Global Allocation Fund (b)(e)	363,563
118,673	NexPoint Diversified Real Estate Trust (b)(e)	1,956,918

	Total Registered Investment Companies (Cost $2,576,889)	2,320,481

Preferred Stock — 6.0%
REAL ESTATE — 6.0%
58,822	Braemar Hotels & Resorts, Inc., REIT 5.50%(b)(h)	941,152

	Total Preferred Stock (Cost $891,518)	941,152

Master Limited Partnerships — 3.7%
ENERGY — 3.7%
32,972	Energy Transfer L.P.	329,061
10,392	Western Midstream Partners L.P. (b)	252,629

		581,690

	Total Master Limited Partnerships (Cost $524,281)	581,690

Principal Amount ($)
Repurchase Agreement(i)(j) — 0.0%
572	HSBC Securities USA 1.480%, dated 06/30/2022 to be repurchased on 07/01/2022, repurchase price $572 (collateralized by U.S. Government obligations, ranging in par value $0 - $162, 0.000% - 6.500%, 11/15/2023 - 08/15/2051; with total market value $583)	572

	Total Repurchase Agreements (Cost $572)	572

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of June 30, 2022	Highland Small-Cap Equity Fund

Shares		Value ($)
Cash Equivalents — 21.5%
MONEY MARKET FUND(k) — 21.5%
3,363,486	Dreyfus Treasury Obligations Cash Management, Institutional Class 1.320%	3,363,486

	Total Cash Equivalents (Cost $3,363,486)	3,363,486

Total Investments - 96.8%		15,146,129

(Cost $16,223,209)

Securities Sold Short— (8.4)%
Exchange-Traded Funds — (3.3)%
(2,000)	iShares U.S. Home Construction ETF (l)	(105,000)
(1,000)	iShares U.S. Real Estate ETF (l)	(91,980)
(824)	iShares U.S. Transportation ETF (l)	(175,429)
(2,510)	SPDR S&P Retail ETF (l)	(145,982)

	Total Exchange-Traded Funds (Proceeds $599,947)	(518,391)

Common Stocks — (5.1)%
INDUSTRIALS — (4.0)%
(10,100)	Aris Water Solution, Inc., Class A (l)	(168,468)
(617)	Old Dominion Freight Line, Inc. (l)	(158,125)
(1,600)	Saia, Inc. (l)	(300,800)

		(627,393)

INFORMATION TECHNOLOGY — (1.1)%
(2,500)	Blackline, Inc. (l)	(166,500)

	Total Common Stocks (Proceeds $897,912)	(793,893)

	Total Securities Sold Short - (8.4)% (Proceeds $1,497,859)	(1,312,284)

Other Assets & Liabilities, Net - 11.6%(m)		1,815,716

Net Assets - 100.0%		15,649,561

(a)	Non-income producing security.
(b)	All or part of this security is pledged as collateral for short sales. The fair value of the securities pledged as collateral was $6,475,781.
(c)

Securities (or a portion of securities) on loan. As of June 30, 2022, the fair value of securities loaned was $105,693. The loaned securities were secured with cash and/or securities collateral of $105,693. Collateral is calculated based on prior day’s prices.

(d)

Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the policies and procedures established by the Board. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Fair Value at Period End	Percent of Net Assets
MPM Holdings, Inc.	Common Stock	5/15/2019	$—	$1,250,000	8.0%

(e)	Affiliated issuer. Assets with a total aggregate fair value of $4,090,577, or 26.1% of net assets, were affiliated with the Fund as of June 30, 2022.
(f)

Securities with a total aggregate value of $6,641, or 0.0% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Investment Portfolio for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(g)

Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. The Board considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $6,641, or 0.0% of net assets, were fair valued under the Fund’s valuation procedures as of June 30, 2022. Please see Notes to Investment Portfolio.

(h)	Perpetual security with no stated maturity date.
(i)	Tri-Party Repurchase Agreement.
(j)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2022 was $572.
(k)	Rate reported is 7 day effective yield.
(l)	No dividend payable on security sold short.
(m)	As of June 30, 2022, $1,751,099 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net”.

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2022	Highland Funds II

Organization

Highland Funds II (the “Trust”) is a Massachusetts business trust organized on August 10, 1992. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. It comprises two portfolios (each a “Fund” and collectively the “Funds”) that are currently being offered. This report covers information for the period ended June 30, 2022 for one of the Funds: Highland Small-Cap Equity Fund (the “Small-Cap Equity Fund”). The Highland Global Allocation Fund is reported separately.

Valuation of Investments

In computing the Fund’s net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (NYSE), National Association of Securities Dealers Automated Quotation (NASDAQ) or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Fund’s Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that the Investment Adviser has determined to have the capability which provide appropriate pricing services and which have been approved by the Board.

Securities for which market quotations are not readily available, or for which the Fund has determined that the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Fund’s NAV) will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Funds.

Fair Value Measurements

The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2022	Highland Funds II

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

The fair value of the Fund’s common stocks, preferred stocks, registered investment companies, master limited partnerships that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2022	Highland Funds II

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s assets as of June 30, 2022 is as follows:

	Total value at June 30, 2022 ($)	Level 1 Quoted Price ($)	Level 2 Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs(1) ($)
Highland Small-Cap Equity Fund
Assets
Common Stocks
Communication Services	65,831	65,831	—	—
Consumer Discretionary	398,037	398,037	—	—
Energy	157,240	157,240	—	—
Financials	1,873,238	1,873,238	—	—
Healthcare	1,005,950	1,005,950	—	—
Industrials	296,414	296,414	—	—
Information Technology	607,895	607,895	—	—
Materials	1,538,107	288,107	1,250,000	—
Real Estate	1,840,132	1,833,491	—	6,641
Utilities	155,904	155,904	—	—
Registered Investment Companies	2,320,481	2,320,481	—	—
Preferred Stock
Real Estate	941,152	941,152	—	—
Master Limited Partnerships
Energy	581,690	581,690	—	—
Repurchase Agreements	572	572	—	—
Cash Equivalents	3,363,486	3,363,486	—	—

Total Assets	15,146,129	13,889,488	1,250,000	6,641

Liabilities
Securities Sold Short
Common Stocks
Industrials	(627,393)	(627,393)	—	—
Information Technology	(166,500)	(166,500)	—	—
Exchange Traded Funds	(518,391)	(518,391)	—	—

Total Liabilities	(1,312,284)	(1,312,284)	—	—

Total	13,833,845	12,577,204	1,250,000	6,641

(1)

A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (concluded)

As of June 30, 2022	Highland Funds II

Affiliated Issuers

Under Section 2(a)(3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities or if the portfolio company is under common control. The table below shows affiliated issuers of the Fund as of June 30, 2022:

Small-Cap Equity Fund
Issuer	Shares at September 30, 2021	Beginning Value as of September 30, 2021 $	Purchases at Cost $	Proceeds from Sales $	Distribution to Return of Capital $	Net Realized Gain/(Loss) on Sales of Affiliated Issuers $	Change in Unrealized Appreciation/ (Depreciation) $	Ending Value as of June 30, 2022 $	Shares at June 30, 2022	Affiliated Income $	Cap Gain Distributions $
Majority Owned, Not Consolidated
None
Other Affiliates
NexPoint Residential Trust, Inc., REIT	28,075	1,737,281	20,231	—	(25,787)	—	38,371	1,770,096	28,317	5,547	—
Highland Global Allocation Fund (Registered Investment Company)	39,647	360,391	—	(19,994)	—	(3,637)	26,803	363,563	37,597	26,717	—
NexPoint Diversified Real Estate Trust (Registered Investment Company)	118,673	1,650,741	—	—	—	—	306,177	1,956,918	118,673	53,403	—
Other Controlled
None

Total	186,395	3,748,413	20,231	(19,994)	(25,787)	(3,637)	371,351	4,090,577	184,587	85,667	—

For more information with regard to significant accounting policies, see the most recent annual or semi-annual report filed with the U.S. Securities and Exchange Commission.